NATIONWIDE MUTUAL FUNDS

Nationwide Bailard Cognitive Value Fund

Nationwide Bailard International Equities Fund

Nationwide Bailard Technology & Science Fund

Nationwide BNY Mellon Dynamic U.S. Core Fund

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund

Nationwide Bond Index Fund

Nationwide Fund

Nationwide Geneva Mid Cap Growth Fund

Nationwide Geneva Small Cap Growth Fund

Nationwide Government Money Market Fund

Nationwide GQG US Quality Equity Fund

Nationwide Inflation-Protected Securities Fund

Nationwide International Index Fund

Nationwide International Small Cap Fund

Nationwide Invesco Core Bond Fund (formerly,

Nationwide BNY Mellon Core Plus Bond Fund)

Nationwide Loomis All Cap Growth Fund

Nationwide Loomis Core Bond Fund

Nationwide Loomis Short Term Bond Fund

Nationwide Mid Cap Market Index Fund

Nationwide NYSE Arca Tech 100 Index Fund

Nationwide S&P 500 Index Fund

Nationwide Schroders Global Equity Fund (formerly,

Nationwide Global Sustainable Equity Fund)

Nationwide Small Cap Index Fund

Nationwide Strategic Income Fund (formerly,

Nationwide Amundi Strategic Income Fund)

Nationwide WCM Focused Small Cap Fund

Supplement dated December 18, 2025

to the Statement of Additional Information (“SAI”) dated February 28, 2025

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

Nationwide WCM Focused Small Cap Fund

1.

At a meeting of the Board of Trustees (the “Board”) of Nationwide Mutual Funds held on December 10, 2025, the Board approved the termination of WCM Investment Management, LLC (“WCM”) as the subadviser to the Nationwide WCM Focused Small Cap Fund (the “Fund”), and the appointment of The Renaissance Group LLC, doing business as Renaissance Investment Management (“Renaissance”) as the Fund’s new subadviser, effective on or about February 16, 2026 (the “Effective Date”).

2.	As of the Effective Date, the SAI is amended as follows:

a.	The Fund is renamed the “Nationwide Renaissance Small Cap Growth Fund.” All references to the Fund’s former name in the SAI are replaced accordingly.

b.	All references to, and information regarding, WCM in the SAI are deleted in their entirety.

c.	All references to, and information regarding, Jonathon Detter, CFA, Anthony Glickhouse, CFA, and Patrick McGee, CFA are deleted in their entirety.

d.	The following replaces the information in the table regarding the Fund under the heading “Investment Advisory and Other Services – Subadvisers” on page 73 of the SAI:

Fund	Subadviser
Nationwide Renaissance Small Cap Growth Fund	Renaissance Investment Management

e.	The following supplements the information under the heading “Investment Advisory and Other Services – Subadvisers” on beginning on page 73 of the SAI:

The Renaissance Group LLC, doing business as Renaissance Investment Management is a registered investment adviser located at 50 East RiverCenter Boulevard, Suite 1200, Covington, KY 41011.

f.	The following supplements the information under the heading “Appendix B – Proxy Voting Guidelines Summaries”:

RENAISSANCE INVESTMENT MANAGEMENT (“RENAISSANCE”)

Renaissance Investment Management has a responsibility to the vote proxies of client securities under its management solely in the best interest of its clients, if Renaissance has been delegated proxy-voting responsibility by the client. This policy document contains Renaissance’s policies and procedures for the voting of client proxies. This policy is incorporated into and made part of the Renaissance Compliance Policies & Procedures Manual by reference.

Summary of Renaissance’s Proxy Voting Policy and Procedures

Renaissance Investment Management (hereafter “Renaissance”) has a responsibility to vote proxies of client securities under its management solely in the best interest of its clients, if Renaissance has been delegated proxy voting responsibility by the client. Renaissance votes all proxies with respect to client securities unless Renaissance’s proxy recommendation service (hereafter “Proxy Recommendation Service”) does not provide a recommendation or we do not have adequate information to make a decision in the best interest of our clients. We will not vote the client’s proxies if the client has retained that responsibility and has so notified Renaissance via contract or in writing or if the client is participating in securities lending, in which case Renaissance will not recall the shares to vote them. Renaissance can abstain from votes in a share-blocking country in favor of preserving Renaissance’s ability to trade any particular security at any time.

Renaissance has contracted with a third-party, proxy-voting agent (“Proxy Agent”) to use their proxy voting system who has retained, with Renaissance’s approval, a third-party Proxy Recommendation Service who provides research on corporate governance issues and corporate actions, makes proxy vote recommendations and handles the administrative functions associated with the voting of client proxies. While the Proxy Recommendation Service provides the proxy-vote recommendations, Renaissance retains the ultimate authority on deciding how to vote and can override the Proxy Recommendation Service if we disagree with the recommendation. It is Renaissance’s policy to vote in accordance with the Proxy Recommendation Service’s recommendations and the Proxy Agent votes proxies in accordance with the recommendations of the Proxy Recommendation Service unless instructed otherwise by Renaissance. However, in the event that Renaissance disagrees with the Proxy Recommendation Service’s proxy-voting recommendations or if the Proxy Recommendation Service has a conflict of interest and Renaissance decides not to vote in accordance to the Proxy Recommendation Service’s recommendation, Renaissance’s Proxy Conflict Committee’s rationale and ultimate decision will be internally documented.

When clients have delegated proxy-voting responsibility to Renaissance, Renaissance will identify any material corporate conflicts that exist between the interests of Renaissance and its clients in addition to any material Proxy Recommendation Service conflicts of interest. This examination will include a review of the relationship of Renaissance with the issuer of each security (and any of the issuer’s affiliates) to determine if the issuer is a client of Renaissance or has some other relationship with Renaissance or a client of Renaissance. Renaissance is not presently aware of any material Renaissance corporate conflicts other than potentially voting proxy issues relating to a company who could also be a client. This conflict is mitigated by utilizing the Proxy Recommendation Service. Renaissance is not aware of any Proxy Recommendation Service provider conflicts of interest that are not disclosed to Renaissance by the Proxy Agent and mitigated through our Proxy Conflict Committee. However, should other material conflicts arise Renaissance will examine the scope of the conflict and will implement procedures to ensure that the final voting decision is unbiased.

If a client has instructed Renaissance to vote its proxies, the client may submit a written request for the following:

•	A copy of our Proxy Voting Policy;
•	A copy of the Proxy Recommendation Service’s proxy-voting policy guidelines;
•	A copy of how Renaissance voted on a particular security in the client’s account; or
•

If a client would like to instruct Renaissance regarding how to vote specific proxies for the shares the client owns, please submit written requests at least ten (10) business days before the proxy-voting date to:

Renaissance Investment Management

Attn: Compliance Dept.

50 East RiverCenter Blvd., Suite 1200

Covington, KY 41011

E-mail: compliance@reninv.com / Phone: 513-723-4500

Conflicts of Interest

Renaissance has contracted with a third-party proxy voting agent (“Proxy Agent”) to use their proxy voting system who has retained, with Renaissance’s approval, a third-party proxy recommendation service (hereafter “Proxy Recommendation Service”) who provides research on corporate governance issues and corporate actions, makes proxy vote recommendations, and handles the administrative functions associated with the voting of client proxies. While the Proxy Recommendation Service provides the proxy vote recommendations, Renaissance retains the ultimate authority on deciding how to vote and can override the Proxy Recommendation Service if we disagree with the recommendation. It is Renaissance’s policy to vote in accordance with the Proxy Recommendation Service’s recommendations and the Proxy Agent votes proxies in accordance with the recommendations of the Proxy Recommendation Service unless instructed otherwise by Renaissance. However, in the event that Renaissance disagrees with the Proxy Recommendation Service’s proxy voting recommendations or if the Proxy Recommendation Service has a conflict of interest and Renaissance decides not to vote in accordance with the Proxy Recommendation Service’s recommendation, Renaissance’s Proxy Conflict Committee’s rationale and ultimate decision will be internally documented.

○ Presently, Renaissance is not aware of any material corporate conflicts of interest by us or Affiliated Managers Group (“AMG”), our parent company, other than potentially voting a proxy for a company who is also a client. Renaissance is not a publicly traded company and currently we do not invest in AMG stock or vote their proxy ballots. We utilize the recommendations from a third-party Proxy Recommendation Service to vote all proxies unless there is no recommendation provided by the Proxy Recommendation Service or they have a conflict of interest. However, should such conflicts arise; we will identify the conflicts that exist between the interests of Renaissance/AMG/AMG Affiliates and our clients. This examination will include a review of the relationship of Renaissance/AMG/AMG Affiliates with the issuer of each security (and any of the issuer’s affiliates) to determine if the issuer is a client of Renaissance or has some other relationship with Renaissance, AMG, an AMG Affiliate, or a client of Renaissance.

○ If the Proxy Recommendation Service determines it has a material conflict of interest regarding a vote, we will be notified of the conflict by the Proxy Agent who reviews the research reports containing the voting recommendation service’s conflicts of interest. If necessary, we will then convene a meeting of our Proxy Conflict Committee, screen for any Renaissance corporate and Proxy Conflict Committee member that have personal conflicts of interest and instruct the Proxy Agent of the voting decision of the Proxy Conflict Committee via their electronic interface. If we determine we do not have enough information to make a voting recommendation, we will either abstain or not vote the proxy if abstention is not an option. If our Chief Compliance Officer determines we have enough information to determine how to vote the proxy ballot, we will document any such Renaissance corporate conflict(s) or Proxy Conflict Committee member conflict(s) and exclude any member(s) from the Renaissance Proxy Conflict Committee that have personal conflicts of interest prior to determining how we will cast the vote. Renaissance’s Chief Compliance Officer will chair the committee.

○ Annually, Renaissance will request a copy of the Proxy Recommendation Service’s current conflict of interest avoidance procedures, conflict of interest statement and statement of compliance to verify:

•	They do not currently have any business relationships that would constitute a conflict of interest that would affect Renaissance’s clients that we need to disclose to our clients; and,

•	Ensure they have adequate personnel experience and systems to ensure accurate recommendations are made to Renaissance.

Below are examples of the types of conflicts of interest the Proxy Recommendation Service could have:

•

Proxy Recommendation Service’s parent companies have a significant, reportable stake in a company or Glass Lewis becomes aware through public disclosure of ownership stake in a company we are covering.

•

Proxy Recommendation Service’s employee, relative or any of its subsidiaries, a member of the Research Advisory Council, or a member of the Proxy Recommendation Service Strategic Committee, which includes a parent company affiliated person who serves as an officer or director of a public company.

•	Investment Manager Customer is a public company or a division of a public company.

•	Proxy Recommendation Service Customer submits a shareholder proposal or is a dissident shareholder in a proxy contest.

•	Proxy Recommendation Service has a business relationship with a public company, such as a partner or vendor relationship.

•	Public company buys a Proxy Paper from the Proxy Recommendation Service prior to publication of the report.

•	The Proxy Recommendation Service engaged with the public company during the solicitation period, but the company did not purchase the Proxy Paper.

○ The Proxy Agent does not provide voting recommendations for Renaissance. Rather, they only provide the system used to vote proxies and retain all proxy records so it is not possible for them to have a conflict of interest that would influence the proxy vote. The Proxy Agent will notify Renaissance of any Proxy Recommendation Service conflicts of interest listed in their research reports.

h.	The subsection “Investments in Each Fund” under the heading “Appendix C – Portfolio Managers” is amended to include the following:

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund (as of September 30, 2025)
Renaissance Investment Management
Paul A. Radomski, CFA	Nationwide Renaissance Small Cap Growth Fund	Over $1,000,000
Curt Ludwick, CFA	Nationwide Renaissance Small Cap Growth Fund	$100,001 to $500,000
Brad Zoltak, CFA	Nationwide Renaissance Small Cap Growth Fund	None

i.	The following supplements the information under subsection “Description of Compensation Structure” under the heading “Appendix C – Portfolio Managers”:

Renaissance Investment Management (“Renaissance”)

COMPENSATION OF RENAISSANCE PORTFOLIO MANAGERS

Managing Partners, Senior Partners and other investment professionals of Renaissance are compensated through a fixed salary and bonuses equal to a percentage of residual profits of the firm. Partners are also equity owners in the business and receive dividends allocated pro rata based upon their respective ownership percentage. The level of dividends is set based on a percentage of revenues. All other associates are compensated via salary and bonuses. Bonuses are determined by the Managing Partners and the Senior Partners and are paid each year-end based upon achievement of specific company and individuals.

j.	The information for WCM in the subsection “Other Managed Accounts” under the heading “Appendix C — Portfolio Managers” is deleted in its entirety and replaced with the following:

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category (As of September 30, 2025)
Renaissance Investment Management
Paul A. Radomski, CFA	Mutual Funds: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 152 accounts, $526.0 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Curt Ludwick, CFA	Mutual Funds: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 2 accounts, $0.2 million total assets (0 accounts, $0 million total assets for which the advisory fee is based on performance)
Brad Zoltak, CFA	Mutual Funds: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 5 accounts, $6.5 million total assets (0 account, $0 million total assets for which the advisory fee is based on performance)

k.	The following supplements the information under subsection “Potential Conflicts of Interest” under the heading “Appendix C – Portfolio Managers”:

Renaissance Investment Management (“Renaissance”)

Side-By-Side Management: Since side-by-side management of various types of portfolios with varying fee structures raises the incentive for favorable or preferential treatment of a portfolio or a group of portfolios, we have implemented the following procedures designed to treat all portfolios fairly over time:

•	We employ a random trading rotation prior to trade execution to ensure all directed and non-directed brokerage clients have the same chance of receiving a first or last trade execution.

•	Directed brokerage accounts are grouped by each broker and all discretionary brokerage accounts are grouped together in one trading block.

•

We perform a sample test quarterly to ensure the random trade rotation is being followed. Our Chief Compliance Officer approves any exceptions to the execution order and the exceptions are documented by the trading department.

•	We perform a quarterly test to ensure associate accounts are traded at the end of every trading rotation when clients and associates are invested in the same strategy.

•	We perform an annual test to ensure an associate’s account returns fall within a reasonable range of client account returns for the same strategy.

•	All accounts within a particular strategy utilize the same Buy List/model regardless of the fee structure of the account unless there are client-imposed restrictions.

•	Our Chief Compliance Officer is responsible for ensuring we comply with all applicable regulations.

By utilizing these procedures, we believe that portfolios that are subject to side-by-side management alongside other products are receiving fair treatment over time.

3.	Shareholders of the Fund will receive an Information Statement in the near future, as required under the Trust’s Manager of Managers Exemptive Order, with more detailed information about Renaissance.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE